THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON
                     THE FORM 13F FILED ON FEBRUARY 15, 1999
                     PURSUANT TO A REQUEST FOR CONFIDENTIAL
                 TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED
                              ON NOVEMBER 10, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                               FORM 13F COVER PAGE

             REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 1998

                 Check here if Amendment [ X ]; Amendment No. 1

This Amendment

       [ ]  is a restatement
       [X]  adds new holdings entries

 Institutional Investment Manager Filing this Report:

Name:  WYNNEFIELD CAPITAL MANAGEMENT, LLC
       ----------------------------------

Address:  ONE PENN PLAZA,  NEW YORK,  NEW YORK  10119
          -------------------------------------------

================================================================================

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   /s/ JOSHUA H. LANDES

Title:  Member, General Partner

Phone:  (212) 760-0814

------------------------------------

New York, New York
November 15, 1999

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no
         holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) List of Other Managers Reporting for this Manager:

FORM 13F File Number 28-7006
Name:  WYNNEFIELD CAPITAL, INC.

                              FORM 13F Summary Page


Report Summary:


Number of Other Managers:                                 1


Form 13F Information Table Entry Total:                 103
                                                        ---


Form 13F Information Table Value Total:     $135,723,368.00
List of Other Included Managers:


         Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "none" and omit the column headings and list entries.]


No.  1


Form  13F  File Number  28 - 7006


Name:  Wynnefield Capital, Inc.
       ------------------------

                                    FORM 13F

                                                                                                                      --------------
                                         Name of Reporting Manager WYNNEFIELD CAPITAL MANAGEMENT, LLC                 (SEC USE ONLY)
                                                Name of Manager #1 WYNNEFIELD CAPITAL, INC.
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Ampal American         Com.   032015109 $    576,216.80 133,600 X                                         #1   X
Israel Corp.
------------------------------------------------------------------------------------------------------------------------------------
Airgas inc.            Com    009363102    3,485,820.00 390,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Ansaldo Sgnal NV       Com    N05515106    1,497,498.60 509,700 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Guy F Atkinson         Com    047620109        4,781.25  51,000 X                                         #1   X
Co. of Calif
------------------------------------------------------------------------------------------------------------------------------------
Aviall Inc. New        Com    05366B102    2,338,250.00 199,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings        Com    053494100    1,162,500.00  75,000 X                                         #1   X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Blonder Tongue         Com    093698108    2,186,250.28 330,000 X                                         #1   X
Laboratories
------------------------------------------------------------------------------------------------------------------------------------
Bolle Inc.             Com    097937106      706,728.00 353,364 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Bell & Howell Co.      Com    077852101    2,271,805.04  60,080 X                                         #1   X
New
------------------------------------------------------------------------------------------------------------------------------------
Bank of Granada        Com    062392105      231,180.00  19,265 X                                         #1   X
Hills-Calif
------------------------------------------------------------------------------------------------------------------------------------
Bell National          Com    078142106       17,215.00  55,000 X                                         #1   X
Corp
------------------------------------------------------------------------------------------------------------------------------------
BTG Inc.               Com    055765101      287,500.00  50,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Community Bank of      Com    203565106      906,873.00  54,962 X                                         #1   X
New Jersey
------------------------------------------------------------------------------------------------------------------------------------
Consolidated           Com    20935C200        3,750.00  80,000 X                                         #1   X
Health Care
------------------------------------------------------------------------------------------------------------------------------------
Coherent Inc.          Com    192479103      161,694.00  13,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $ 15,838,061.97
------------------------------------------------------------------------------------------------------------------------------------

                                                                Page 3 of 8

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Crown Crafts Inc.      Com    228309100    2,598,960.00 420,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
CTB International      Com    125690104    2,556,662.50 335,300 X                                         #1   X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth           Com    203349105   15,394,540.71 468,275 X                                         #1   X
Telephone
------------------------------------------------------------------------------------------------------------------------------------
Specialty Catalog      Com    84748Q103      833,625.00 247,000 X                                         #1   X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Cygne Designs Inc.     Com    232556100       16,425.00 182,500 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Datametrics Corp.      Com    238085104      206,300.00 100,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Degeorge Financial     Com    244783106      103,020.00 102,000 X                                         #1   X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Dwyer Group Inc.       Com    267455103       30,000.00  15,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Enercorp Inc. New      Com    292906203      104,799.00  34,933 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Farrel Corp-Del        Com    311677109       55,082.10  26,700 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Firearms Training      Com    318120102       14,060.00  10,000 X                                         #1   X
Systems Inc.
------------------------------------------------------------------------------------------------------------------------------------
Finlay                 Com    317884203      126,562.50  12,500 X                                         #1   X
Enterprises Inc.
------------------------------------------------------------------------------------------------------------------------------------
FPA  Medical           Com    302543103        2,001.57  21,350 X                                         #1   X
Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Frontier Corp          Com    35906P105    2,522,800.00  74,200 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Find SVP Inc. New      Com    317718302       24,000.00  32,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil           Com    35914P105      510,095.40 103,300 X                                         #1   X
Corp
------------------------------------------------------------------------------------------------------------------------------------
Graham Field Health    Com    384632105      718,875.00 213,000 X                                         #1   X
Products
------------------------------------------------------------------------------------------------------------------------------------
General                Com    369385109    1,820,000.00 455,000 X                                         #1   X
Communication
Inc-CL A
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $ 27,637,808.78
------------------------------------------------------------------------------------------------------------------------------------

                                                                Page 4 of 8

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming      Com    371559105    1,312,500.00 105,000 X                                         #1   X
Inc.-CL A
------------------------------------------------------------------------------------------------------------------------------------
Government             Com    383750106    1,188,254.75 262,250 X                                         #1   X
Technology Services
------------------------------------------------------------------------------------------------------------------------------------
Hyperion               Com    44914K306      983,125.00  65,000 X                                         #1   X
Telecommunications
------------------------------------------------------------------------------------------------------------------------------------
ICO Inc  New           Com    449293109      628,400.00 314,200 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Integrated Health      Com    45812C106    5,306,762.50 375,700 X                                         #1   X
Services Inc.
------------------------------------------------------------------------------------------------------------------------------------
ITC Learning Corp      Com    450315106      260,625.00  69,500 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Intl Thoroughbred      Com    460491103               0 107,400 X                                         #1   X
Breeders Inc.
------------------------------------------------------------------------------------------------------------------------------------
It Group Inc.          Com    465266104    2,236,125.00 201,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Jackpot Enterprises    Com    466392107    2,604,888.00 276,000 X                                         #1   X
Inc
------------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores Inc.     Com                 2,528,025.01 182,200 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
JPS Packaging Co.      Com    46623H102      533,437.50 142,250 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Kellwood Co.           Com    488044108    1,495,000.00  59,800 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Ladish Co Inc. New     Com    505754200      577,179.89  68,917 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Lumen Technologies     Com    550242101    1,217,141.10 158,317 X                                         #1   X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
LSB Industries Inc.    Com    502160104    3,084,405.02 931,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Mediq Inc.             Com    584906101      119,996.00  29,999 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Mercom Inc.            Com    58935D109    2,123,142.75 180,693 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Morgan Products        Com    617439104      105,700.00  30,200 X                                         #1   X
Ltd
------------------------------------------------------------------------------------------------------------------------------------
Morton Industrial      Com    619328107    1,398,600.01 100,800 X                                         #1   X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $ 27,703,307.53
------------------------------------------------------------------------------------------------------------------------------------

                                                                Page 5 of 8

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Motor Car Parts &      Com    620071100    1,560,650.03 137,200 X                                         #1   X
Accessories
------------------------------------------------------------------------------------------------------------------------------------
Mariner Post-Acute     Com    568459101      228,423.79  50,060 X                                         #1   X
Network Inc.
------------------------------------------------------------------------------------------------------------------------------------
Med/Waste Inc.         Com    583921101      179,487.00  51,282 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Marks Brothers         Com    570698100      279,300.00  15,200 X`                                        #1   X
Jewelers Inc.
------------------------------------------------------------------------------------------------------------------------------------
Niagara Corp-Del       Com    653349100      347,875.00  60,500 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Noodle Kidoodle Inc.   Com    655370104    2,109,375.01 225,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
NPC International      Com    629360306    1,425,000.06 120,000 X                                         #1   X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Norton McNaughton      Com    668685100      868,062.51 365,500 X                                         #1   X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Olsten Corp            Com    681385100      435,125.00  59,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Optimumcare Corp       Com    68388V100      100,800.00 120,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
O'Sullivan             Com    688609106    1,825,950.00 173,900 X                                         #1   X
Industries Holdings
------------------------------------------------------------------------------------------------------------------------------------
Overland Data Inc.     Com    690213103    3,607,760.00 520,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
PBOC Holdings Inc.     Com    69316G108    1,230,000.00 120,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Payless Cashways       Com    704378405      499,790.00 410,000 X                                         #1   X
Inc.  New
------------------------------------------------------------------------------------------------------------------------------------
Primark Corp           Com    741903108    4,665,500.05 172,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products       Com    72813P100      880,493.34  54,815 X                                         #1   X
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Network        Com    718910102               0  25,000 X                                         #1   X
Inc-Escrow
------------------------------------------------------------------------------------------------------------------------------------
Rankin Automotive      Com    753050103      121,605.98  52,575 X                                         #1   X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $ 20,365,197.77
------------------------------------------------------------------------------------------------------------------------------------

                                                                Page 6 of 8

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
RCN  Corp              Com    749361101    4,510,440.00 255,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Riddell Sports Inc.    Com    756570104      949,567.59 168,812 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Rea Gold Corp          Com    754900108               0  25,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Royal Olympic          Com    780636106      847,465.40 255,800 X                                         #1   X
Cruise Lines
------------------------------------------------------------------------------------------------------------------------------------
Roses Holdings         Com    777756205      360,000.00  60,000 X                                         #1   X
Inc-Par
------------------------------------------------------------------------------------------------------------------------------------
Railtex Inc.           Com    750766107      442,520.00  40,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Sunsource Inc.         Com    867948101      338,634.00  18,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Seal holdings          Com    812070100       39,057.41  14,879 X                                         #1   X
Corp-CL A
------------------------------------------------------------------------------------------------------------------------------------
Saga Communi           Com    786598102    2,878,200.00 140,400 X                                         #1   X
-cations Inc-CL  A
------------------------------------------------------------------------------------------------------------------------------------
Sun International      Com    P8797T133    4,557,340.53 100,298 X                                         #1   X
Hotels
------------------------------------------------------------------------------------------------------------------------------------
Sirena Apparel         Com    829662102      661,850.02  86,800 X                                         #1   X
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Semi Tech (Global)     Com    816624100       18,127.79  87,999 X                                         #1   X
Ltd
------------------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp      Com    78648R203    3,531,250.02 250,000 X                                         #1   X
New
------------------------------------------------------------------------------------------------------------------------------------
Salant Corp            Com    793897109        6,830.42 124,900 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Spice Entertainment    Com    848432100      240,000.00  40,000 X                                         #1   X
Companies
------------------------------------------------------------------------------------------------------------------------------------
Sequa  Corp-CL  A      Com    817320104    4,316,987.58  72,100 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Sequa Corp-CL  B       Com    817320203      536,550.00   7,300 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Supreme                Com    868610106    2,400,000.00 200,000 X                                         #1   X
International Corp
------------------------------------------------------------------------------------------------------------------------------------
Scheid Vineyards       Com    806403101      437,500.00 100,000 X                                         #1   X
Inc-CL  A
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $ 27,072,320.76
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       Item 1:    Item 2:     Item 3:       Item 4:     Item 5:                Item 6:               Item 7:           Item 8:
       Name of     Title    CUSIP Number  Fair Market  Shares or        Investment Discretion
       Issuer     of Class                   Value     Principal        ---------------------    Managers Voting Authority (Shares)
                                                       Amount  (a)Sole (a)Shared-as (b)Shared-  See Instr.--------------------------
                                                                           Defined in    Other      V     (a)Sole (b)Shared (c)None
                                                                            Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Sylvan Inc.            Com    871371100    3,982.037.55 267,700 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Tarrant Apparel        Com    876289109      380,725.00   9,700 X                                         #1   X
Group
------------------------------------------------------------------------------------------------------------------------------------
Tasty Baking Co.       Com    876553306    1,227,190.40  80,800 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Telos Corp-MD-12%             87969B200      703,050.00 215,000 X                                         #1   X
Cum Exch Pfd
------------------------------------------------------------------------------------------------------------------------------------
Topps Co Inc.          Com    890786106    1,728,300.00 350,000                                           #1
------------------------------------------------------------------------------------------------------------------------------------
Autotote Corp-CL A     Com    053323101      685,083.00 353,500 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
USB Holding Co Inc     Com    902910108      473,917.50  28,084 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Uranium Resources      Com    916901309       23,450.00  50,000 X                                         #1   X
Inc   New
------------------------------------------------------------------------------------------------------------------------------------
Vencor Inc. (New)      Com    92260R102       99,000.00  22,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc             Com    92276F100    3,168,880.00 260,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
Westmorland Coal              960878205      887,862.50  51,100 X                                         #1   X
Co.-Dep Shs
------------------------------------------------------------------------------------------------------------------------------------
Excel Technology Inc.  Com    30067T103      634,712.40  62,300 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
International          Com    458865201      592,462.51 128,100 X                                         #1   X
Airline Support
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver Inc.        Com    74837R104    2,520,000.00  84,000 X                                         #1   X
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $ 17,106,670.86                                                   #1
------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL                             $135,723,367.67
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

                                                                Page 8 of 8